Note 7 Maximum Credit Risk Exposure, accumulated allowances and carrying amount by geographical location (Details) - EUR (€) € in Millions		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Maximum Exposure to Credit Risk [Line Items]
Loans and advances to customers	[1]	€ 318,939		€ 311,147		€ 382,360
Customers [member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		201,405	[2]	195,983	[3]	197,058	[4]
Allowance account for credit losses of financial assets		(5,277)	[2]	(5,679)	[3]	(5,311)	[4]
Loans and advances to customers		196,129	[2]	190,304	[3]	191,747	[4]
Customers [member] | UNITED STATES
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk						57,387
Allowance account for credit losses of financial assets						(688)
Loans and advances to customers						56,699
Customers [member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		57,847		52,211		60,099
Allowance account for credit losses of financial assets		(2,038)		(2,211)		(2,013)
Loans and advances to customers		55,809		50,000		58,087
Customers [member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		33,472	[5]	39,633	[6]	43,113	[7]
Allowance account for credit losses of financial assets		(2,058)	[5]	(2,338)	[6]	(2,613)	[7]
Loans and advances to customers		31,414	[5]	37,295	[6]	40,500	[7]
Customers [member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		36,335	[8]	34,499	[9]	36,265	[10]
Allowance account for credit losses of financial assets		(1,736)	[8]	(1,870)	[9]	(1,769)	[10]
Loans and advances to customers		34,599	[8]	32,629	[9]	34,497	[10]
Customers [member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		996		925		839
Allowance account for credit losses of financial assets		(8)		(7)		(8)
Loans and advances to customers		988		918		832
Customers [member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		330,055	[11]	323,252	[12]	394,763	[13]
Allowance account for credit losses of financial assets		(11,116)	[11]	(12,105)	[12]	(12,402)	[13]
Loans and advances to customers		318,939	[11]	311,147	[12]	382,360	[13]
Customers [member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets		(2,528)		(2,611)		(2,795)
Customers [member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets		(8,587)		(9,494)		(9,608)
Stage 1 [Member] | Customers [member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		171,883	[2]	171,397	[3]	173,843	[4]
Allowance account for credit losses of financial assets		(722)	[2]	(753)	[3]	(712)	[4]
Loans and advances to customers		171,161	[2]	170,644	[3]	173,131	[4]
Stage 1 [Member] | Customers [member] | UNITED STATES
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk						49,744
Allowance account for credit losses of financial assets						(165)
Loans and advances to customers						49,580
Stage 1 [Member] | Customers [member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		51,665		46,373		54,748
Allowance account for credit losses of financial assets		(740)		(685)		(697)
Loans and advances to customers		50,925		45,688		54,052
Stage 1 [Member] | Customers [member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		26,497	[5]	30,832	[6]	34,536	[7]
Allowance account for credit losses of financial assets		(224)	[5]	(246)	[6]	(189)	[7]
Loans and advances to customers		26,273	[5]	30,586	[6]	34,347	[7]
Stage 1 [Member] | Customers [member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		30,166	[8]	28,484	[9]	31,754	[10]
Allowance account for credit losses of financial assets		(277)	[8]	(320)	[9]	(366)	[10]
Loans and advances to customers		29,889	[8]	28,165	[9]	31,388	[10]
Stage 1 [Member] | Customers [member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		984		912		824
Allowance account for credit losses of financial assets		(1)		(1)		(1)
Loans and advances to customers		983		911		823
Stage 1 [Member] | Customers [member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		281,195	[11]	277,998	[12]	345,449	[13]
Allowance account for credit losses of financial assets		(1,964)	[11]	(2,005)	[12]	(2,129)	[13]
Loans and advances to customers		279,231	[11]	275,993	[12]	343,320	[13]
Stage 1 [Member] | Customers [member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets		(4)		(10)		(6)
Stage 1 [Member] | Customers [member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets		(1,959)		(1,995)		(2,123)
Stage 2 [Member] | Customers [member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		21,380	[2]	16,387	[3]	14,599	[4]
Allowance account for credit losses of financial assets		(923)	[2]	(849)	[3]	(661)	[4]
Loans and advances to customers		20,457	[2]	15,538	[3]	13,939	[4]
Stage 2 [Member] | Customers [member] | UNITED STATES
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk						7,011
Allowance account for credit losses of financial assets						(342)
Loans and advances to customers						6,670
Stage 2 [Member] | Customers [member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		4,261		4,071		3,873
Allowance account for credit losses of financial assets		(381)		(442)		(404)
Loans and advances to customers		3,880		3,628		3,469
Stage 2 [Member] | Customers [member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		4,134	[5]	5,806	[6]	5,127	[7]
Allowance account for credit losses of financial assets		(424)	[5]	(535)	[6]	(450)	[7]
Loans and advances to customers		3,711	[5]	5,272	[6]	4,677	[7]
Stage 2 [Member] | Customers [member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		4,425	[8]	4,312	[9]	2,742	[10]
Allowance account for credit losses of financial assets		(362)	[8]	(460)	[9]	(323)	[10]
Loans and advances to customers		4,062	[8]	3,852	[9]	2,419	[10]
Stage 2 [Member] | Customers [member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		3		5		7
Allowance account for credit losses of financial assets		0		0		(1)
Loans and advances to customers		3		4		6
Stage 2 [Member] | Customers [member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		34,203	[11]	30,581	[12]	33,360	[13]
Allowance account for credit losses of financial assets		(2,091)	[11]	(2,287)	[12]	(2,181)	[13]
Loans and advances to customers		32,112	[11]	28,294	[12]	31,179	[13]
Stage 2 [Member] | Customers [member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets		(657)		(479)		(347)
Stage 2 [Member] | Customers [member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets		(1,434)		(1,808)		(1,834)
Stage 3 [Member] | Customers [member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		8,143	[2]	8,199	[3]	8,616	[4]
Allowance account for credit losses of financial assets		(3,631)	[2]	(4,077)	[3]	(3,939)	[4]
Loans and advances to customers		4,511	[2]	4,122	[3]	4,677	[4]
Stage 3 [Member] | Customers [member] | UNITED STATES
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk						632
Allowance account for credit losses of financial assets						(182)
Loans and advances to customers						450
Stage 3 [Member] | Customers [member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		1,921		1,767		1,478
Allowance account for credit losses of financial assets		(916)		(1,083)		(912)
Loans and advances to customers		1,005		684		566
Stage 3 [Member] | Customers [member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		2,841	[5]	2,995	[6]	3,451	[7]
Allowance account for credit losses of financial assets		(1,410)	[5]	(1,557)	[6]	(1,974)	[7]
Loans and advances to customers		1,431	[5]	1,438	[6]	1,477	[7]
Stage 3 [Member] | Customers [member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		1,744	[8]	1,703	[9]	1,769	[10]
Allowance account for credit losses of financial assets		(1,096)	[8]	(1,090)	[9]	(1,079)	[10]
Loans and advances to customers		648	[8]	612	[9]	690	[10]
Stage 3 [Member] | Customers [member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		9		8		9
Allowance account for credit losses of financial assets		(7)		(6)		(6)
Loans and advances to customers		2		2		2
Stage 3 [Member] | Customers [member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk		14,657	[11]	14,672	[12]	15,954	[13]
Allowance account for credit losses of financial assets		(7,061)	[11]	(7,813)	[12]	(8,093)	[13]
Loans and advances to customers		7,596	[11]	6,860	[12]	7,861	[13]
Stage 3 [Member] | Customers [member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets		(1,867)		(2,122)		(2,441)
Stage 3 [Member] | Customers [member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets		€ (5,194)		€ (5,691)		€ (5,652)

[1]	(*) The variation in 2020 corresponds mainly to the companies in the United States included in the USA Sale (see Notes 1.3, 3 and 21).
[2]	(*) Spain includes all countries where BBVA, S.A. operates.
[3]	(*) Spain includes all countries where BBVA, S.A. operates.
[4]	(*) Spain includes all countries where BBVA, S.A. operates.
[5]	(**) Turkey includes all countries in which Garanti BBVA operates.
[6]	(**) Turkey includes all countries in which Garanti BBVA operates.
[7]	(**) Turkey includes all countries in which Garanti BBVA operates.
[8]	(***) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[9]	(***) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[10]	(***) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
[11]	(****) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2021, the remaining balance was €266 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.
[12]	(****) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2020 the remaining balance was €363 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.
[13]	(****) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2019 the remaining balance was €433 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.